INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies
Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2016	2015
Bringg (see 1 below)	3,408	3,082
RTI (see 2 below)	8,387	(666)
IRT (see 2 below)	(266)	1,662
IRTA (see 2 below)	446	627
	11,975	4,705